Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF PLAN
The following description of the EFSC Incentive Savings Plan (“the Plan”) provides only general information. Participants should refer to the Plan Agreement for a complete description of the Plan’s provisions.

General
The Plan is a defined contribution plan, with a 401(k) provision, covering all eligible employees of Enterprise Financial Services Corp (“EFSC”) and its wholly-owned subsidiary Enterprise Bank & Trust (“Enterprise”) (collectively, the “Company”), who are not residents of Puerto Rico, nonresident aliens, or seasonal or leased employees, and have attained the age of 18. It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Effective January 1, 2024, the Plan was amended and restated to include the provisions of a Safe Harbor plan by adopting the provisions of a Qualified Automatic Enrollment Contribution Account (“QACA”).

The Plan Administrator and Plan Sponsor is EFSC. Effective December 2, 2025, the Plan trustee and custodian is Fidelity Management Trust Company (the “Plan Trustee” or the “Custodian”). Prior to December 2, 2025, the Plan trustee and custodian was Charles Schwab Trust Bank. In addition, the recordkeeper changed from EPIC Retirement Plan Services to Fidelity Workplace Services LLC. The committee responsible for governance over the Plan is the EFSC Incentive Savings Plan Committee, which is comprised of employees of Enterprise.

Contributions
Participants may make elective deferrals up to 75% of eligible compensation to the Plan on a pre-tax basis, up to defined limits. The Plan also allows participants to contribute to an account that accepts Roth after-tax contributions. A participant could contribute up to $23,500 and $23,000 in 2025 and 2024, respectively, in total, to all accounts (pre-tax contributions and Roth after-tax contributions). If a participant is age 50 or older and makes the maximum allowable deferral, they are eligible to make catch-up contributions. The maximum catch-up contribution was $7,500 in both 2025 and 2024.

The Company makes Safe Harbor matching contributions equal to 100% of the first 6% of a participant’s compensation contributed into the Plan. Participants may also contribute qualified rollover contributions representing distributions from other qualified defined benefit or defined contribution plans. All contributions are subject to applicable limits of the Internal Revenue Code.

The Plan allows for an automatic salary deferral feature for new participants. New employees are automatically enrolled at 3%, unless an alternative amount or an election to not defer under the Plan is made by the participant. On the first day of the plan year, deferrals for participants who were automatically enrolled are increased 1% per year, up to a maximum of 10%, unless an alternative deferral amount or election to not defer is made by the participant.

Vesting
Participants are immediately vested in their contributions, including rollover contributions plus actual earnings thereon. Vesting in the remainder of their accounts is based on years of service, as defined in the Plan Agreement. Participants vest in nonelective employer contributions according to a three-year graded schedule and are 33% vested after one year of service, 66% vested after two years of service, and 100% vested after three years of service, upon reaching early or normal retirement, or upon total and permanent disability or death. Participants vest in Safe Harbor matching contributions and employer matching contributions according to a two-year graded schedule and are 50% vested after one year of service and 100% vested after two years of service, upon reaching early or normal retirement, or upon total and permanent disability or death.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, employer matching contributions, Safe Harbor matching contributions and an allocation of the Plan’s earnings. The allocation of earnings is determined by the earnings of the participant’s investment selection based on each participant’s balance, as defined in the Plan Agreement. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Plan’s investments are held in a qualified tax-exempt trust, managed by the Custodian.

Payment of Benefits
Benefits are recorded when paid.

While actively employed, participants may receive hardship withdrawals of their vested account balance, subject to applicable regulations and approvals covering hardship withdrawals. Also, participants age 59.5 and over may receive regular in-service distributions of their vested accounts while actively employed.

On termination of service, a participant may elect to defer their distribution or, subject to appropriate spousal consent, receive a lump-sum distribution equal to the participant’s vested interest in their account. Account balances $1,000 or less are paid out in cash, and accounts greater than $1,000 are generally distributed to an Individual Retirement Account or Annuity if the participant does not make a distribution election.

Forfeitures
Participants forfeit the non-vested portion of their accounts in the Plan upon termination of employment with the Company. As described in the Plan Agreement, forfeitures are used to reduce future employer matching contributions or administrative expenses of the Plan. Forfeitures used to offset employer matching contributions amounted to $144,752 and $217,600 for the years ended December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024, available forfeiture balances totaled $18,110 and $9,454, respectively.

Notes Receivable From Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. Note receivable terms range from one month to five years (longer for the purchase of a primary residence), at a mutually agreed term between the participant and the Plan Administrator. The notes are secured by the vested balance in the participant’s account and bear interest at a rate equal to 1% above the prime rate. The interest rate is fixed for the duration of the loan. Principal and interest are paid through payroll deductions. Participants may only have one loan outstanding at a time.

Administrative Expenses
Administrative expenses are paid partly by the Company and partly by participants. A participant’s share of these expenses is allocated on a pro rata basis over the total assets in the Plan.